INTANGIBLE ASSETS - Other information (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
INTANGIBLE ASSETS
Intangible assets other than goodwill, net	$ 1,444.0	$ 1,135.3	$ 983.1
Internally Generated
INTANGIBLE ASSETS
Intangible assets other than goodwill, net	250.1	232.4
Cost
INTANGIBLE ASSETS
Intangible assets other than goodwill, net	2,602.5	2,189.5	1,956.2
Additions	496.9	197.4
Cost | Internally Generated
INTANGIBLE ASSETS
Intangible assets other than goodwill, net	651.8	593.0
Additions	65.2	43.4	70.5
Accumulated depreciation and impairment losses
INTANGIBLE ASSETS
Intangible assets other than goodwill, net	(1,158.5)	(1,054.2)	(973.1)
Amortization	116.7	105.5
Accumulated depreciation and impairment losses | Internally Generated
INTANGIBLE ASSETS
Intangible assets other than goodwill, net	(401.8)	(360.6)
Amortization	$ 45.2	$ 40.7	$ 44.9